UNSECURED NOTES PAYABLE (Tables)	3 Months Ended
Jun. 30, 2021
Unsecured Notes Payable
Schedule of notes payable

	CURRENT	CURRENT	NON-CURRENT
(In thousands)	PPL	iOx	SalvaRx	Total

Balance, April 1, 2020	$200	$100	$3,361	$3,661
Repayment	–	–	(1,020)	(1,020)
Amortization of debt discount	–	–	76	76
Value of notes exchanged in warrant exercise	–	–	(2,640)	(2,640)
Settlement in connection with disposition of PPL	(200)	–	–	(200)
Loss on extinguishment of debt	–	–	223	223
Proceeds from loan payable	–	50	–	50
Balance, March 31, 2021	$–	$150	$–	$150
Balance, June 30, 2021	$–	$150	$–	$150